3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103-2799
215.981.4000
Fax 215.981.4750

John P. Falco
direct dial: 215.981. 4659
direct fax: 866.422.2114
falcoj@pepperlaw.com

March 19, 2014

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FundVantage Trust
1940 Act File No. 811-22027
1933 Act File No. 333-141120

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), FundVantage Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 95 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to register for offering and sale two new series of the Trust, WHV/EAM International Small Cap Equity Fund; and, WHV/EAM Emerging Markets Small Cap Equity Fund (the “Funds”). Upon effectiveness of the Amendment, the Funds will offer two classes of shares of beneficial interest: (i) Class A shares which are subject to a distribution fee pursuant to Rule 12b-1 of 0.25% ; and, (ii) Class I shares.

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact me (telephone number: 215.981.4659) or in my absence, John M. Ford, Esq. of this office (telephone number: 215.981.4009).

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Joel L. Weiss, President of FundVantage Trust
John M. Ford, Esq.